SCHEDULE OF RELATED PARTIES (Details)	12 Months Ended
Dec. 31, 2025
Shanghai Keshen Information Technology Co Ltd [Member]
Ownership percentage after reduction	20.00%
Shenzhen City Yunjitong Technology Co Ltd [Member]
Ownership percentage after reduction	18.52%
Shenyang Yunrongxin Technology Co Ltd [Member]
Ownership percentage after reduction	20.00%
Shanghai Gaozhi Lefu Intelligent Technology Co. [Member]
Ownership percentage after reduction	13.50%